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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116
                                September 8, 2006
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife of CT Variable Life Insurance Separate Account One File No. 811-8952
    MetLife of CT Variable Life Insurance Separate Account Three File
    No. 811-8950

Commissioners:

     Semi-annual reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife of CT Variable Life Insurance Separate Account One (formerly The Travelers Variable Life Insurance Separate Account One) of MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) and MetLife of CT Variable Life Insurance Separate Account Three (formerly The Travelers Variable Life Insurance Separate Account Three) of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain series of Legg Mason Partners Lifestyle Series, Inc. (formerly Smith Barney Allocation Series Inc.) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001000077, File No. 811-7435.

The semi-annual reports for certain series of Legg Mason Partners Variable Portfolios II (formerly Greenwich Street Series Trust) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The semi-annual reports for certain portfolios of Legg Mason Partners Variable Portfolios III (formerly The Travelers Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

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The semi-annual reports for certain portfolios of Vanguard Variable Insurance
Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

                                                     Sincerely,

                                                     /s/ John E. Connolly, Jr.
                                                     John E. Connolly, Jr.